Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Perkins Discovery Fund (Investor Class Shares)
Account Value [Line Items]
Account Value	$ 18,570	$ 14,860	$ 15,010	$ 30,010	$ 16,920	$ 14,140	$ 16,820	$ 11,380	$ 10,020	$ 8,630	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	29,220	21,740	18,180	21,840	17,050	15,090	14,770	12,770	10,990	9,740	10,000
Wilshire US Micro Cap Index
Account Value [Line Items]
Account Value	$ 13,120	$ 11,270	$ 11,610	$ 19,570	$ 11,760	$ 11,870	$ 14,520	$ 13,050	$ 10,810	$ 9,800	$ 10,000